RESTRUCTURING OF OPERATIONS, LITIGATION AND OTHER ITEMS (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
RESTRUCTURING OF OPERATIONS, LITIGATION AND OTHER ITEMS
Restructuring of operations, litigation and other items	$ 17,163	$ 5,805	$ 15,879
Impairment charge on assets	12,900
Restructuring of operations	$ 4,300